Basis of Preparation and Summary of Significant Accounting Policies - Reconciliation of Closing Allowance for Credit Losses in Accordance with IAS 39 (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Nov. 01, 2017	Oct. 31, 2017
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses	$ 23
IFRS9 [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		$ 1,800
IFRS9 [member] | Stage 3 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		465
IFRS9 [member] | 12-month expected credit losses [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		527
IFRS9 [member] | Lifetime expected credit losses [member] | Stage 1 and 2 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		808
IFRS9 [member] | Residential mortgages [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		222
IFRS9 [member] | Residential mortgages [member] | Stage 3 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		151
IFRS9 [member] | Residential mortgages [member] | 12-month expected credit losses [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		28
IFRS9 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Stage 1 and 2 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		43
IFRS9 [member] | Personal [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		476
IFRS9 [member] | Personal [member] | Stage 3 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		110
IFRS9 [member] | Personal [member] | 12-month expected credit losses [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		164
IFRS9 [member] | Personal [member] | Lifetime expected credit losses [member] | Stage 1 and 2 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		202
IFRS9 [member] | Credit Cards [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		514
IFRS9 [member] | Credit Cards [member] | Stage 3 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		0
IFRS9 [member] | Credit Cards [member] | 12-month expected credit losses [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		101
IFRS9 [member] | Credit Cards [member] | Lifetime expected credit losses [member] | Stage 1 and 2 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		413
IFRS9 [member] | Business and government [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		588
IFRS9 [member] | Business and government [member] | Stage 3 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		204
IFRS9 [member] | Business and government [member] | 12-month expected credit losses [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		234
IFRS9 [member] | Business and government [member] | Lifetime expected credit losses [member] | Stage 1 and 2 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		150
IFRS9 [member] | Loans [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		1,687
IFRS9 [member] | Loans [member] | Stage 3 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		465
IFRS9 [member] | Loans [member] | 12-month expected credit losses [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		474
IFRS9 [member] | Loans [member] | Lifetime expected credit losses [member] | Stage 1 and 2 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		748
IFRS9 [member] | Undrawn credit facilities and other off-balance sheet exposures [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		113
IFRS9 [member] | Undrawn credit facilities and other off-balance sheet exposures [member] | Stage 3 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		0
IFRS9 [member] | Undrawn credit facilities and other off-balance sheet exposures [member] | 12-month expected credit losses [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		53
IFRS9 [member] | Undrawn credit facilities and other off-balance sheet exposures [member] | Lifetime expected credit losses [member] | Stage 1 and 2 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		60
IFRS9 [member] | Debt securities measured at FVOCI [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		49
IFRS9 [member] | Debt securities measured at FVOCI [member] | Stage 3 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		0
IFRS9 [member] | Debt securities measured at FVOCI [member] | 12-month expected credit losses [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		14
IFRS9 [member] | Debt securities measured at FVOCI [member] | Lifetime expected credit losses [member] | Stage 1 and 2 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		35
Remeasurements [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		63
Remeasurements [member] | Residential mortgages [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		19
Remeasurements [member] | Personal [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		(19)
Remeasurements [member] | Credit Cards [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		128
Remeasurements [member] | Business and government [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		(65)
Remeasurements [member] | Loans [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		69
Remeasurements [member] | Undrawn credit facilities and other off-balance sheet exposures [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		(6)
Remeasurements [member] | Debt securities measured at FVOCI [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses		$ 49
IAS 39 [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			$ 1,737
IAS 39 [member] | Individual Allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			192
IAS 39 [member] | Collective allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			1,545
IAS 39 [member] | Residential mortgages [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			203
IAS 39 [member] | Residential mortgages [member] | Individual Allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			2
IAS 39 [member] | Residential mortgages [member] | Collective allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			201
IAS 39 [member] | Personal [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			495
IAS 39 [member] | Personal [member] | Individual Allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			7
IAS 39 [member] | Personal [member] | Collective allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			488
IAS 39 [member] | Credit Cards [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			386
IAS 39 [member] | Credit Cards [member] | Individual Allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			0
IAS 39 [member] | Credit Cards [member] | Collective allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			386
IAS 39 [member] | Business and government [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			653
IAS 39 [member] | Business and government [member] | Individual Allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			183
IAS 39 [member] | Business and government [member] | Collective allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			470
IAS 39 [member] | Loans [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			1,618
IAS 39 [member] | Loans [member] | Individual Allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			192
IAS 39 [member] | Loans [member] | Collective allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			1,426
IAS 39 [member] | Undrawn credit facilities and other off-balance sheet exposures [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			119
IAS 39 [member] | Undrawn credit facilities and other off-balance sheet exposures [member] | Individual Allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			0
IAS 39 [member] | Undrawn credit facilities and other off-balance sheet exposures [member] | Collective allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			119
IAS 39 [member] | Debt securities measured at FVOCI [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			0
IAS 39 [member] | Debt securities measured at FVOCI [member] | Individual Allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			0
IAS 39 [member] | Debt securities measured at FVOCI [member] | Collective allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			$ 0